Restructuring and Asset Impairment - Restructuring Accrual Activity for Given Years (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
2013 Actions [Member]
Restructuring Reserve [Roll Forward]
Liability, Beginning Balance	$ 0
Restructuring-related charges	18,821
Cash receipts/(payments)	(1,774)
Asset write downs/disposals	(13,886)
Foreign currency translation	97
Liability, Ending Balance	3,258
2012 Actions [Member]
Restructuring Reserve [Roll Forward]
Liability, Beginning Balance	6,393
Restructuring-related charges	2,804	24,681
Adjustments	(467)
Cash receipts/(payments)	(6,765)	(12,150)
Asset write downs/disposals	(520)	(6,086)
Foreign currency translation	21	(52)
Liability, Ending Balance	1,466	6,393
2011 and Earlier Actions [Member]
Restructuring Reserve [Roll Forward]
Liability, Beginning Balance	5,229	14,439
Restructuring-related charges	6,553	14,973
Adjustments	(2,673)	(6,796)
Cash receipts/(payments)	(5,529)	(2,238)
Asset write downs/disposals	(491)	(15,207)
Foreign currency translation	(8)	58
Liability, Ending Balance	3,081	5,229
Severance and Termination Benefits [Member] | 2013 Actions [Member]
Restructuring Reserve [Roll Forward]
Liability, Beginning Balance	0
Restructuring-related charges	9,877
Cash receipts/(payments)	(6,716)
Foreign currency translation	97
Liability, Ending Balance	3,258
Severance and Termination Benefits [Member] | 2012 Actions [Member]
Restructuring Reserve [Roll Forward]
Liability, Beginning Balance	6,313
Restructuring-related charges	1,085	16,093
Adjustments	(398)
Cash receipts/(payments)	(5,555)	(9,735)
Foreign currency translation	21	(45)
Liability, Ending Balance	1,466	6,313
Severance and Termination Benefits [Member] | 2011 and Earlier Actions [Member]
Restructuring Reserve [Roll Forward]
Liability, Beginning Balance	5,139	14,132
Restructuring-related charges	581	4,493
Adjustments	(89)	(188)
Cash receipts/(payments)	(2,559)	(13,356)
Foreign currency translation	(9)	58
Liability, Ending Balance	3,063	5,139
Asset Impairment / Disposal of Assets [Member] | 2013 Actions [Member]
Restructuring Reserve [Roll Forward]
Liability, Beginning Balance	0
Restructuring-related charges	7,245
Cash receipts/(payments)	6,641
Asset write downs/disposals	(13,886)
Liability, Ending Balance	0
Asset Impairment / Disposal of Assets [Member] | 2012 Actions [Member]
Restructuring Reserve [Roll Forward]
Restructuring-related charges	547	5,486
Adjustments	(69)
Cash receipts/(payments)	42	600
Asset write downs/disposals	(520)	(6,086)
Liability, Ending Balance	0
Asset Impairment / Disposal of Assets [Member] | 2011 and Earlier Actions [Member]
Restructuring Reserve [Roll Forward]
Liability, Beginning Balance		0
Restructuring-related charges	828	496
Adjustments	(2,572)	(6,608)
Cash receipts/(payments)	2,235	21,319
Asset write downs/disposals	(491)	(15,207)
Liability, Ending Balance	0
Other Costs [Member] | 2013 Actions [Member]
Restructuring Reserve [Roll Forward]
Liability, Beginning Balance	0
Restructuring-related charges	1,699
Cash receipts/(payments)	(1,699)
Foreign currency translation	0
Liability, Ending Balance	0
Other Costs [Member] | 2012 Actions [Member]
Restructuring Reserve [Roll Forward]
Liability, Beginning Balance	80
Restructuring-related charges	1,172	3,102
Cash receipts/(payments)	(1,252)	(3,015)
Foreign currency translation		(7)
Liability, Ending Balance	0	80
Other Costs [Member] | 2011 and Earlier Actions [Member]
Restructuring Reserve [Roll Forward]
Liability, Beginning Balance	90	307
Restructuring-related charges	5,144	9,984
Adjustments	(12)	0
Cash receipts/(payments)	(5,205)	(10,201)
Foreign currency translation	1	0
Liability, Ending Balance	$ 18	$ 90